As filed with the Securities and Exchange Commission on December 15, 2021

Securities Act Registration No. 333-95849
Investment Company Act Registration No. 811-09805

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 103 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 104 (X)
Check appropriate box or boxes

Prudential Investment Portfolios 3
Exact name of registrant as specified in charter

655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code

1-800-225-1852
Registrant’s Telephone Number, Including Area Code

Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference to the Registration Statement on Form N-14 (File No. 333-251594) filed on December 22, 2020.

This amendment is being filed solely to file as Exhibit No.(i)(11) to this Registration Statement the Opinion and Consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Agreement and Declaration of Trust. Incorporated by reference to Registrant’s registration statement on Form N-1A filed via EDGAR on February 1, 2000 (File No. 333-95849).
(a)(2) Certificate of Trust. Incorporated by reference to Registrant’s registration statement on Form N-1A filed via EDGAR on February 1, 2000 (File No. 333-95849).
(a)(3) Amendment to Certificate of Trust dated September 4, 2001. Incorporated by reference to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-1A filed via EDGAR on February 20, 2002 (File No. 333-95849).
(a)(4) Amendment to Certificate of Trust dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on May 29, 2008 (File no. 333-95849).
(a)(5) Amendment to Certificate of Trust dated February 3, 2010. Incorporated by reference to Post-Effective Amendment No. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 23, 2010 (File No. 333-95849).
(a)(6) Articles of Association of Prudential Real Assets Subsidiary Ltd (now known as PGIM Real Assets Subsidiary, Ltd.). Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 27, 2010 (File No. 333-95849).
(b) By-laws. Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 27, 2000 (File No. 333-95849).
(d)(1)(i) Management Agreement between Registrant and Prudential Investments LLC (PI, now known as PGIM Investments LLC) with respect to Strategic Partners Focused Growth Fund (now known as PGIM Jennison Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 333-95849).
(d)(1)(ii) Amendment to Management Agreement between the Registrant and PGIM Investments LLC with respect to PGIM Jennison Focused Growth Fund. Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s registration statement on Form N-1A filed via EDGAR on January 29, 2019 (File No. 333-95849).
(d)(1)(iii) Sub-Management Agreement between PI (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (PIM) (now known as PGIM, Inc.) with respect to the Prudential Jennison Select Growth Fund (now known as PGIM Jennison Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-1A filed via EDGAR on July 21, 2000 (File No. 333-95849).
(d)(1)(iv) Amendment to Sub-Management Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Jennison Focused Growth Fund (now known as PGIM Jennison Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s registration statement on Form N-1A filed via EDGAR on June 4, 2007 (File No. 333-95849).
(d)(1)(v) Expense cap for PGIM Jennison Focused Growth Fund. Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2021.

(d)(2)(i) Subadvisory Agreement between PIM (now known as PGIM, Inc.) and Jennison Associates LLC (Jennison) with respect to the Prudential Jennison Focused Growth Fund (now known as PGIM Jennison Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 27, 2001 (File No. 333-95849).
(d)(2)(ii) Amendment to Subadvisory Agreement between PGIM Investments LLC and Jennison with respect to PGIM Jennison Focused Growth Fund. Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s registration statement on Form N-1A filed via EDGAR on January 29, 2019 (File No. 333-95849).
(d)(3)(i) Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to Dryden Strategic Value Fund (now known as PGIM Quant Solutions Large-Cap Value Fund) dated September 19, 2005. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on May 31, 2006 (File No. 333-95849).
(d)(3)(ii) Expense cap for PGIM QMA Large-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2021.
(d)(4) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and Quantitative Management Associates LLC (now known as PGIM Quantitative Solutions LLC) with respect to the Prudential Strategic Value Fund (now known as PGIM Quant Solutions Large-Cap Value Fund) dated September 14, 2005. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on May 31, 2006 (File No. 333-95849).
(d)(5)(i) Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to Prudential Real Assets Fund (now known as PGIM Real Assets Fund). Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 27, 2010 (File No. 333-95849).
(d)(5)(ii) Amendment to Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 27, 2017 (File No. 333-95849).
(d)(5)(iii) Expense Cap for PGIM Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement on Form N-1A filed via EDGAR on February 3, 2021.
(d)(6)(i) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and QMA (now known as PGIM Quantitative Solutions LLC) with respect to the Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 27, 2010 (File No. 333-95849).
(d)(6)(ii) Amendment to Subadvisory Agreement between PI (now known as PGIM Investments LLC) and QMA (now known as PGIM Quantitative Solutions LLC) with respect to the Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 26, 2018 (File No. 333-95849).
(d)(6)(iii) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 27, 2010 (File No. 333-95849).
(d)(7)(i) Management Agreement between PI (now known as PGIM Investments LLC) and the Prudential Real Assets Subsidiary, Ltd. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A Filed via EDGAR on September 27, 2010 (File No. 333-95849).

(d)(7)(ii) Amendment to Management Agreement between PI (now known as PGIM Investments LLC) and the Prudential Real Assets Subsidiary, Ltd. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 27, 2017 (File No. 333-95849).
(d)(8) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and QMA (now known as PGIM Quantitative Solutions LLC) with respect to the Prudential Real Assets Subsidiary Ltd. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A Filed via EDGAR on September 27, 2010 (File No. 333-95849).
(d)(9)(i) Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to the Prudential Unconstrained Bond Fund (now known as PGIM Strategic Bond Fund). Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A Filed via EDGAR on July 9, 2015 (File No. 333-95849).
(d)(9)(ii) Amendment to the Management Agreement between Registrant and PGIM Investments LLC with respect to the PGIM Strategic Bond Fund. Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 29, 2020 (File No. 333-95849).
(d)(9)(iii) Expense cap for the PGIM Strategic Bond Fund. Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2021.
(d)(9)(iv) Management fee waiver for certain PGIM Fixed Income Funds, including PGIM Strategic Bond Fund. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on April 28, 2021 (File No. 002-82976).
(d)(10)(i) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Unconstrained Bond Fund. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A Filed via EDGAR on July 9, 2015 (File No. 333-95849).
(d)(10)(ii) Amendment to the Subadvisory Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Unconstrained Bond Fund. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 26, 2018 (File No. 333-95849).
(d)(10)(iii) Form of Sub-Subadvisory Agreement between PIM (now known as PGIM, Inc.) and Pramerica Investment Management Ltd. (PIML) (now known as PGIM Limited) with respect to the Prudential Unconstrained Bond Fund. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A Filed via EDGAR on July 9, 2015 (File No. 333-95849).
(d)(10)(iv) Subadvisory fee waiver for certain PGIM Fixed Income Funds, including PGIM Strategic Bond Fund. Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on April 28, 2021 (File No. 002-82976).
(d)(11)(i) Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to the Prudential Global Absolute Return Bond Fund (now known as PGIM Global Dynamic Bond Fund). Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(d)(11)(ii) Amendment to the Management Agreement between Registrant and PI (now known as PGIM Investments LLC) with respect to the Prudential Global Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 26, 2018 (File No. 333-95849).

(d)(11)(iii) Expense cap for PGIM Global Dynamic Bond Fund. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrants registration statement on Form N-1A filed via EDGAR on February 3, 2021.
(d)(12)(i) Subadvisory Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Global Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(d)(12)(ii) Amendment to the Subadvisory Agreement between PI (now known as PGIM Investments LLC) and PIM (now known as PGIM, Inc.) with respect to the Prudential Global Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 26, 2018 (File No. 333-95849).
(d)(12)(iii) Sub-Subadvisory Agreement between PIM (now known as PGIM, Inc.) and Pramerica Investment Management Ltd. (PIML) (now known as PGIM, Limited). with respect to the Prudential Global Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(d)(13)(i) Management Agreement between the Registrant and PGIM Investments LLC with respect to PGIM Wadhwani Systematic Absolute Return Fund. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(d)(13)(ii) Expense Cap for PGIM Wadhwani Systematic Absolute Return Fund. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(d)(14) Subadvisory Agreement between PGIM Investments LLC and PGIM Wadhwani LLP with respect to PGIM Wadhwani Systematic Absolute Return Fund. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(e)(1) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds and Prudential Investment Management Services LLC (PIIMS) dated September 22, 2016. Incorporated by reference to Prudential Investment Portfolios 5 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A Filed via EDGAR on September 22, 2016 (File No. 09439).
(e)(2) Dealer Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-1A Filed via EDGAR on March 27, 2000 (File No. 333-95849).
(f) Not applicable.
(g)(1) Custodian Contract between Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s registration statement on Form N-1A Filed via EDGAR on April 30, 2003 (File No. 333-95849).
(g)(2) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Tax-Managed Funds (now known as Prudential Investment Portfolios 9) Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) Filed via EDGAR on December 30, 2005.
(g)(3) Amendment dated June 30, 2009 to Custodian Agreement dated November 7, 2002 between the Registrant and BNY. Incorporated by reference to the Prudential Investment Portfolios 4 Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A Filed via EDGAR on April 12, 2010 (File No. 33-10649).

(g)(4) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY dated November 7, 2002. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) Filed via EDGAR on January 11, 2011.
(g)(5) Accounting Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Incorporated (PFPC) by reference to Exhibit (g)(4) to Post-Effective Amendment No. 14 to Registrant’s registration statement on Form N-1A Filed via EDGAR on May 31, 2006 (File No. 333-95849).
(g)(6) Amendment to Custodian Agreement between the Registrant and BNY, relating to the Prudential Unconstrained Bond Fund. Incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A. Filed via EDGAR on June 2, 2015. (File No. 333-66895).
(g)(7) Fund Addition to Accounting Services Agreement between the Registrant and PFPC. Incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895), Filed via EDGAR on June 2, 2015.
(g)(8) Amendment to Custodian Agreement between the Registrant and BNY, relating to the Prudential Global Absolute Bond Fund. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(g)(9) Fund Addition to Accounting Services Agreement between the Registrant and PFPC, relating to the Prudential Global Absolute Bond Fund. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(g)(10) Amendment dated December 2, 2019 to Custodian Agreement between the Registrant and BNY, dated July 1, 2005. Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on December 13, 2019 (File No. 333-82621).
(g)(11) Amendment dated September 16, 2021 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(g)(12) Fund Addition to Accounting Services Agreement between the Registrant and PFPC, relating to the PGIM Wadhwani Systematic Absolute Return Fund. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC, dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund (now known as Prudential Investment Portfolios 4) Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A Filed via EDGAR on June 29, 2007 (File No. 33-10649).
(h)(2) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007 relating to the Prudential Real Assets Fund and the Prudential Real Assets Subsidiary Ltd. Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s registration statement on Form N-1A Filed via EDGAR on December 30, 2010 (File No. 333-95849).
(h)(3) Amendment dated June 1, 2015, to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed via EDGAR on June 2, 2015. (File No. 333-66895).

(h)(4) Amendment dated December 2, 2019 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on December 13, 2019 (File No. 333-82621).
(h)(5) Amendment dated September 16, 2021 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(i)(1) Opinion of counsel. Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s registration statement on Form N-1A Filed via EDGAR on April 24, 2002 (File No. 333-95849).
(i)(2) Opinion of Morris, Nichols, Arsht & Tunnell dated February 9, 2007. Incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s registration statement on Form N-1A Filed via EDGAR on February 9, 2007 (File No. 333-95849).
(i)(3) Opinion of Morris, Nichols, Arsht & Tunnell for Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s registration statement on Form N-1A Filed via EDGAR on September 27, 2010 (File No. 333-95849).
(i)(4) Opinion of Morris, Nichols, Arsht & Tunnell for Class Q shares (now known as Class R6 shares) for Prudential Jennison Select Growth Fund. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s registration statement on Form N-1A Filed via EDGAR on April 30, 2012 (File No. 333-95849).
(i)(5) Opinion of Morris, Nichols, Arsht & Tunnell for Class Q shares (now known as Class R6 shares) for Prudential Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-1A Filed via EDGAR on January 26, 2015 (File No. 333-95849).
(i)(6) Opinion of Morris, Nichols, Arsht & Tunnell as to the legality of the securities being registered for Prudential Unconstrained Bond Fund. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A Filed via EDGAR on July 9, 2015 (File No. 333-95849).
(i)(7) Opinion of Morris, Nichols, Arsht & Tunnell for Class R shares for Prudential Strategic Value Fund. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2015 (File No. 333-95849).
(i)(8) Opinion of Morris, Nichols, Arsht & Tunnell as to the legality of the securities being registered for Prudential Global Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-1A Filed via EDGAR on November 2, 2015 (File No. 333-95849).
(i)(9) Opinion of Morris, Nichols, Arsht & Tunnell for Class Q shares (now known as Class R6 shares) for Prudential QMA Strategic Value Fund (now known as PGIM QMA Large-Cap Value Fund) and Prudential Unconstrained Bond Fund. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on April 26, 2017 (File No. 333-95849).
(i)(10) Opinion and consent of Morris Nichols Arsht & Tunnell LLP as to the legality of the securities being registered for PGIM Wadhwani Systematic Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).
(i)(11) Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders. Filed herewith.
(j) Consent of independent registered public accounting firm. N/A.

(k) Not applicable.
(l) Not applicable.
(m)(1) Amended and Restated Distribution and Service Plan for Class A shares of the Registrant. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 filed via EDGAR on June 19, 2018. (File No. 333-42705).
(m)(2) Amended and Restated Distribution and Service Plan for Class C shares of the Registrant. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 filed via EDGAR on June 19, 2018. (File No. 333-42705).
(m)(3) Amended and Restated Distribution and Service Plan for Class R shares of the Registrant. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A for Prudential World Fund, Inc., filed via EDGAR on September 20, 2017 (File No. 2-89725).
(m)(4) Rule 12b-1 fee waiver for Class A and Class R shares of PGIM QMA Large-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2021.
(m)(5) Rule 12b-1 fee waiver for Class A shares of PGIM Jennison Focused Growth Fund. Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2021.
(m)(6) Rule 12b-1 fee waiver for Class A shares of PGIM Real Assets Fund. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement on Form N-1A filed via EDGAR on February 3, 2021.
(n) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A for Prudential Sector Funds, Inc., filed via EDGAR on January 29, 2021 (File No. 002-72097).
(o) Power of Attorney dated January 7, 2021.
(p)(1) Code of Ethics of Registrant. Filed as an exhibit to PGIM ETF Trust Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (file No. 333-222469), which was filed via EDGAR on October 29, 2020, and is incorporated herein by reference.
(p)(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, QMA LLC (now known as PGIM Quantitative Solutions LLC), and PGIM Fixed Income, dated January 2019. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on December 13, 2019 (File No. 333-82621).
(p)(3) Code of Ethics of Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 166 to the Registration Statement on Form N-1A for Advanced Series Trust filed on April 16, 2019 (File No. 333-24962 and 811-05186).
(p)(4) Code of Ethics of PGIM Wadhwani LLP. Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A Filed via EDGAR on September 27, 2021 (File No.333-95849).

Item 29. Persons Controlled by or under Common Control with the Registrant.
The PGIM Real Assets Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included in the Fund’s annual and semi-annual reports to shareholders, as indicated in Item 30.
Item 30. Indemnification.
As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit (a)(1) to this registration statement) states that (1) Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively “disabling conduct”). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition, Article XI of Registrant’s By-Laws (Exhibit b to this registration statement) provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit (e)(1) to this registration statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such Trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.
Section 8 of each Management Agreement (Exhibits (d)(1)(ii), (d)(3)(i), (d)(5)(ii), (d)(7)(ii), (d)(9)(ii), (d)(11)(ii) and (d)(13)(i) to this registration statement), Section 4 of the Sub-Management Agreement and Section 4 of each Subadvisory Agreement (Exhibits (d)(2)(ii), (d)(6)(iii), (d)(8), (d)(10)(ii), (d)(12)(ii) and (d)(14) to this registration statement) limit the liability of PGIM Investments LLC, PGIM, Inc., and Jennison, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.
Under Section 17(h) of the 1940 Act, it is the position of the staff of the SEC that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one’s office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Under its Agreement and Declaration of Trust, Registrant may advance funds to provide for indemnification. Pursuant to the SEC staff’s position on Section 17(h), advances will be limited in the following respect:
(1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);
(2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from Registrant by reason of indemnification;
(3) Such promise must be secured by a surety bond or other suitable insurance; and
(4) Such surety bond or other insurance must be paid for by the recipient of such advance.
Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (PGIM Investments)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business and other connections of the officers of PGIM Investments are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).
Jennison Associates LLC (Jennison)
See the Prospectus constituting a portion of Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to Jennison’s directors and executive officers is included in its Form ADV filed with the Commission (801-5608), the relevant text of which is incorporated herein by reference.
PGIM Limited
See the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to PGIM Limited’s directors and executive officers is included in its Form ADV as currently on file with the Commission (File No. 801-73882), the relevant text of which is incorporated herein by reference.
PGIM, Inc. (PGIM)

See the Prospectus constituting Part A of the Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.
The business and other connections of the directors and executive officers of PGIM, Inc. are included in Schedule A and D of Form ADV filed with the Commission (File No. 801-22808), the text of which is hereby incorporated reference.
PGIM Quantitative Solutions LLC (formerly known as QMA LLC)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to PGIM Quantitative Solutions LLC’s directors and executive officers is included in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is incorporated herein by reference.
PGIM Wadhwani LLP (PGIM Wadhwani)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.
Information as to PGIM Wadhwani’s directors and executive officers is listed in Schedule A of Form ADV as currently on file with the Commission (File No. 801-96244), the relevant text of which is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Investment Management Services LLC (PIMS)
(a) Prudential Investment Management Services LLC (PIMS) is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Adam Scaramella (1)	President	N/A
Monica Oswald (3)	Executive Vice President	N/A

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Stuart S. Parker (2)	Executive Vice President	Board Member and President
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
Francine Boucher (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
Peter J. Boland (2)	Senior Vice President and Chief Administrative Officer	N/A
John N. Christolini (3)	Senior Vice President and Co-Chief Compliance Officer	N/A
Robert Smit (2)	Senior Vice President, Comptroller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Lenore J Paoli (3)	Senior Vice President and Chief Risk Officer	N/A
Peter Puzio (3)	Senior Vice President	N/A
Kevin Chaillet (1)	Treasurer	N/A
Jonathan Corbett (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)
213 Washington Street, Newark, NJ 07102
(2)
655 Broad Street, Newark, NJ 07102
(3)
280 Trumbull Street, Hartford, CT 06103
(4)
751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of BNY Mellon, 240 Greenwich Street, New York, NY 10286, Jennison Associates LLC, 744 Lexington Avenue, New York, New York 10017, PGIM Quantitative Solutions LLC, Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, PGIM, Inc. 655 Broad Street, Newark, New Jersey 07102, PGIM Limited, Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR, PGIM Wadhwani LLP, 9th Floor Orion House, 5 Upper Street Martin’s Lane, London WC2H 9EA, the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 15th day of December, 2021.
Prudential Investment Portfolios 3
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Barry H. Evans	Trustee
* Keith F. Hartstein	Trustee
* Laurie Simon Hodrick	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Brian K. Reid	Trustee
* Grace C. Torres	Trustee
* Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Diana Huffman Diana Huffman	Attorney-in-Fact	December 15, 2021

POWER OF ATTORNEY
for the PGIM Fund Complex
The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Diana Huffman, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Christian J. Kelly Christian J. Kelly
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Stuart S. Parker Stuart S. Parker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Brian K. Reid Brian K. Reid
/s/ Barry H. Evans Barry H. Evans	/s/ Grace C. Torres Grace C. Torres
/s/ Keith F. Hartstein Keith F. Hartstein

Dated: January 7, 2021

APPENDIX A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc.
PGIM Short Duration High Yield Opportunities Fund

Prudential Investment Portfolios 3
Exhibit Index
Item 28 Exhibit No.	Description
(i)(11)	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.